Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Consolidated Balance Sheets

Consolidated Balance Sheets as of June 30, 2026:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	5,481,104
Par value	$0.0000462

Consolidated Balance Sheets as of December 31, 2025:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	2,436,907
Par value	$0.0000462